Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2014
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES	NOTE 9:- ACCRUED EXPENSES AND OTHER LIABILITIES
	December 31,
	2014	2013

Government authorities	$12	$149
Professional services	98	100
Tax accruals	77	77
Other	49	80

	$236	$406